Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Schedule of Detailed Information About Borrowings

	Currency	Maturity dates	Interest rates	2017 £m	2016 £m

Eurobonds	Euro	2019 to 2045	0.4% to 4.9%	8,585	7,704

	Euro	2018 to 2021	3m EURIBOR +50bps	1,326	341

	UK sterling	2019 to 2055	1.8% to 7.3%	4,680	4,241

	US dollar	2019	1.6%	482	527

	Swiss franc	2021 to 2026	0.6% to 1.4%	498	526

Bonds issued pursuant to Rules under the US Securities Act (as amended)	US dollar	2018 to 2047	1.9% to 8.1%	25,545	4,472

	US dollar	2018 to 2022	USD 3m LIBOR + 51bps to 88bps	1,665	405

Bonds and notes				42,781	18,216

Commercial paper				1,200	254

Other loans				4,466	110

Bank loans				512	336

Bank overdrafts				469	553

Finance leases				22	26

				49,450	19,495

Schedule of Detailed Information About Repayment of Borrowings

Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2017 £m	2016 £m	2017 £m	2016 £m

Within one year	5,423	3,007	6,381	3,587

Between one and two years	2,344	1,391	3,609	1,870

Between two and three years	7,011	1,756	8,141	2,220

Between three and four years	2,913	1,577	4,034	1,961

Between four and five years	6,857	1,925	7,836	2,292

Beyond five years	24,902	9,839	34,842	12,560

	49,450	19,495	64,843	24,490

Schedule of Analysis of Borrowings by Currency

Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	US dollar £m	UK sterling £m	Euro £m	Canadian dollar £m	Other currencies £m	Total £m

31 December 2017

Total borrowings	32,580	4,789	450	10,837	–	794	49,450

Effect of derivative financial instruments

– cross-currency swaps	3,903	16	(450)	(3,613)	–	(243)	(387)

– forward foreign currency contracts	(1,142)	922	–	(388)	215	388	(5)

	35,341	5,727	–	6,836	215	939	49,058

31 December 2016

Total borrowings	5,088	5,524	–	8,066	–	817	19,495

Effect of derivative financial instruments

– cross-currency swaps	1,866	18	–	(1,895)	–	(255)	(266)

– forward foreign currency contracts	(770)	524	–	(547)	220	497	(76)

	6,184	6,066	–	5,624	220	1,059	19,153

Schedule of Analysis of Borrowings by Interest Rate Changes

The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m

31 December 2017

Total borrowings	12,516	2,325	4,321	1,941	4,332	24,015	49,450

Effect of derivative financial instruments

– interest rate swaps	2,995	–	(554)	(533)	(222)	(1,686)	–

– cross-currency swaps	1,287	(17)	–	(775)	–	(882)	(387)

	16,798	2,308	3,767	633	4,110	21,447	49,063

31 December 2016

Total borrowings	3,753	624	1,756	1,576	1,925	9,861	19,495

Effect of derivative financial instruments

– interest rate swaps	2,241	(202)	(250)	(1,119)	(755)	85	–

– cross-currency swaps	1,884	–	–	(17)	–	(2,133)	(266)

	7,878	422	1,506	440	1,170	7,813	19,229

Schedule of Analysis of Net Debt

The Group defines net debt as follows:

	2017 £m	2016 £m

Borrowings*	49,450	19,495

Derivatives in respect of net debt:

– assets (note 16)	(640)	(809)

– liabilities (note 16)	117	300

Cash and cash equivalents (note 18)	(3,291)	(2,204)

Current available-for-sale investments (note 15)	(65)	(15)

	45,571	16,767

*	Borrowings as at 31 December 2017 include £947 million in respect of the purchase price adjustments relating to the acquisition of Reynolds.

Schedule of Analysis of Net Debt Movements

The movements in net debt are presented below:

					2017 £m

	Opening balance	Subsidiaries acquired	Cash flow	Foreign exchange, accrued interest and other	Closing balance

Borrowings	19,495	11,203	20,024	(1,272)	49,450

Derivatives in respect of net debt:

– assets (note 16)	(809)	–	106	63	(640)

– liabilities (note 16)	300	–	(380)	197	117

Cash and cash equivalents (note 18)	(2,204)	(1,288)	57	144	(3,291)

Current available-for-sale investments (note 15)	(15)	–	(44)	(6)	(65)

	16,767	9,915	19,763	(874)	45,571

				2016 £m

	Opening balance	Cash flow	Foreign exchange, accrued interest and other	Closing balance

Borrowings	17,001	(252)	2,746	19,495

Derivatives in respect of net debt:

– assets (note 16)	(373)	258	(694)	(809)

– liabilities (note 16)	164	(22)	158	300

Cash and cash equivalents (note 18)	(1,963)	157	(398)	(2,204)

Current available-for-sale investments (note 15)	(35)	22	(2)	(15)

	14,794	163	1,810	16,767